Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurements of Company's Assets and Liabilities that Measured at Fair Value on A Recurring Basis

As of December 31, 2017 and December 31, 2018, information about inputs into the fair value measurements of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair Value Measurements at Reporting Date Using (Amount in Thousands)
Description	As of December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investment
Available-for-sale investments in debt securities	95,345	—	95,345	—
Long-term investment
Available-for-sale investments in debt securities	432,977	294,080	138,897	—
Investments held by consolidated investment fund	49,029	—	49,029	—

		Fair Value Measurements at Reporting Date Using (Amount in Thousands)
Description	As of December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investment
Available-for-sale investments	42,148	—	42,148	—
Investments held by consolidated investment fund	395,929	—	395,929	—
Long-term investment
Available-for-sale investments	139,994	—	139,994	—
Investments held by consolidated investment fund	109,439	—	109,439	—
Other long-term investments measured at fair value	374,612	157,855	216,757	—

Fair Value Measurements of Long-term Financial Instruments
As of December 31, 2017 and 2018, information about inputs into the fair value measurements of the Group’s long-term financial instruments that are not reported at fair value on balance sheet is as following:

			Fair Value Measurements at Reporting Date Using (Amount in Thousands)
	As of December 31, 2017		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description	Carrying Value	Fair Value
	RMB	RMB	RMB	RMB	RMB
Long-term investment – cost method investment:
Investment in private equity funds products	147,800	164,304	—	—	164,304
Investment in other investments	152,960	154,168	—	—	154,168
Long-term investment – held-to-maturity:
Investment in fixed income products	205,500	223,342	—	223,342	—

			Fair Value Measurements at Reporting Date Using (Amount in Thousands)
	As of December 31, 2018		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description	Carrying Value	Fair Value
	RMB	RMB	RMB	RMB	RMB
Long-term investment – held-to-maturity:
Investment in fixed income products	121,671	144,086	—	144,086	—